Goodwill and other intangible assets - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Goodwill [Line Items]
Goodwill derecognized			$ 41,000,000	$ 315,000,000
Re-classified as assets held for sale			0	(49,000,000)
Percentage increase (decrease) in share price	(43.00%)
Share price in (USD per share)	$ 5.90	$ 5.90				$ 10.34
Percentage increase (decrease) in weighted average share price	(34.00%)
Weighted average share price (in USD per share)	$ 7.96	$ 7.96				$ 12.04
Loss on Goodwill impairment			$ (563,000,000)	(232,000,000)	$ 0
Remaining economic lives of underlying assets			30 years
Weighted average cost of capital			10.00%
Lower range of amortization life of unfavorable contracts			2 years
Upper range of amortization life of unfavorable contracts			5 years
Floaters
Goodwill [Line Items]
Goodwill derecognized			$ 41,000,000	286,000,000
Loss on Goodwill impairment		$ 0
Tender Rigs
Goodwill [Line Items]
Goodwill derecognized				29,000,000
Jack up Rigs
Goodwill [Line Items]
Loss on Goodwill impairment				(232,000,000)
Non-controlling interest
Goodwill [Line Items]
Loss on Goodwill impairment				$ (39,000,000)
Non-controlling interest | Floaters
Goodwill [Line Items]
Loss on Goodwill impairment		$ (95,000,000)
Drilling units
Goodwill [Line Items]
Weighted average cost of capital				10.00%
Estimated economic useful life			30 years	30 years